UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10431

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Waddell & Reed InvestEd Portfolios, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

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Date of fiscal year end: December 31, 2003

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Date of reporting period: June 30, 2003

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed InvestEd Portfolios, Inc.
 Waddell & Reed InvestEd Growth Portfolio
 Waddell & Reed InvestEd Balanced Portfolio
 Waddell & Reed InvestEd Conservative Portfolio
Semiannual Report
June 30, 2003
CONTENTS
3	President's Letter
5	Waddell & Reed InvestEd Growth Portfolio
15	Waddell & Reed InvestEd Balanced Portfolio
25	Waddell & Reed InvestEd Conservative Portfolio
35	Notes to Financial Statements
43	Directors & Officers

This report is submitted for the general information of the shareholders of Waddell & Reed InvestEd Portfolios, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed InvestEd Portfolios, Inc. current prospectus and current Fund performance information.
President's Letter
 June 30, 2003
Dear Shareholder
Enclosed is our report on your Portfolio's operations for the six months ended June 30, 2003.
Over the course of the last six months, we have seen a mixture of positive and negative economic news on a national and international front. The worst fears relating to war with Iraq have subsided. Some of the economic uncertainty that plagued the first half of 2003 has cleared as the result of the President's tax package and the Federal Reserve's monetary policy. We believe that the way has now been set for a potentially more positive outlook for the economy and financial assets.
Currently, we are experiencing a moderate economic recovery. The stock market has improved, and we believe that the prospects for growth continue to be positive. For the last six months, the S&P 500 Index increased 11.78 percent while the Nasdaq Composite Index experienced a better return, increasing 21.51 percent. The Dow Jones Industrial Average had a slightly lower, but still positive, return of 9.04 percent for the same period. Bonds also generally had positive returns during the period, as evidenced by the Citigroup Broad Investment Grade Index's increase of 4.0 percent for the period.
As a result of the 2003 Jobs and Growth Tax Relief Reconciliation Act, consumers can anticipate tax relief by early August at the latest. Increased disposable income and potentially prompt consumer spending could result. Even though we have witnessed an increase in business and consumer confidence, activity has been slow to improve. Despite this slow improvement, we believe that the Fed's aggressive monetary policy has the potential to lead to U.S. economic activity improvement in the second half of the year.
As you know, we believe the most prudent approach to achieving your long-term financial objectives is by developing and maintaining a personal financial plan. Despite uncertainties, ensuring you are prepared for whatever comes your way is one step you can take toward financial peace of mind. By developing a plan that is based on your time horizon, risk tolerance and specific goals, you may be able to avoid common mistakes and empower yourself as you work toward your financial goals.
Maintaining a long-term perspective may be difficult. Market fluctuations can be disconcerting. Ultimately, we believe that it is essential for investors to look at the big picture, and to review their investments on a regular basis. Doing so will help ensure that your plan adheres to your current risk tolerance and adapts to market changes.
Your financial advisor is committed to helping you work toward your long-term financial objectives, and is available to answer any questions you may have about your specific needs. Together, you can work toward a sound financial future. Thank you for your ongoing dedication and partnership.
Respectfully,
Henry J. Herrmann
President
The opinions expressed in this letter are those of the President of the InvestEd Portfolios and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.
SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO
Growth Portfolio
GOAL
To seek long-term capital growth
Strategy

This Portfolio primarily invests in a combination of Waddell & Reed Advisors equity mutual funds that have a long-term growth orientation. It also invests, to a lesser extent, in Waddell & Reed Advisors bond and income-producing mutual funds. It is designed for investors who can accept equity market volatility in return for potentially higher returns, and who do not expect to incur expenses related to higher education for at least nine years.

Founded

2001

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares
Per Share Data
For the Six Months Ended June 30, 2003

Net asset value on:
6-30-03	$10.00
12-31-02	9.17
Change per share	$ 0.83

Past performance is not necessarily indicative of future results.
SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO
Because of ongoing market volatility, the Portfolio's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.
Average Annual Total Return(A)	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)

1-year period ended 6-30-03	-3.45%	2.44%	-2.46%	1.54%
5-year period ended 6-30-03	-	-	-	-
10-year period ended 6-30-03	-	-	-	-
Since inception of Class(F)	-2.38%	0.99%	-2.14%	0.16%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)10-1-01 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).
Average Annual Total Return(A)
Period	Class C(B)

1-year period ended 6-30-03	1.68%
5-year period ended 6-30-03	-
10-year period ended 6-30-03	-
Since inception of Class(C)	0.30%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)

(C)10-1-01 for Class C shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO
Portfolio Highlights
As a shareholder of Growth Portfolio, for every $100 you had invested on
June 30, 2003, your Portfolio owned:
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	$20.01
Waddell & Reed Advisors Core Investment Fund, Class Y	$16.79
Waddell & Reed Advisors Value Fund, Class Y	$15.03
Waddell & Reed Advisors High Income Fund, Inc., Class Y	$10.08
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y	$10.07
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	$ 9.99
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	$ 9.89
Waddell & Reed Advisors Small Cap Fund, Inc., Class Y	$ 7.89
Cash and Cash Equivalents	$ 0.25

THE INVESTMENTS OF GROWTH PORTFOLIO
June 30, 2003
(Unaudited)

MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Core Investment Fund,
Class Y
	1,684,831	$ 7,901,855
Waddell & Reed Advisors Global Bond Fund, Inc.,
Class Y
	1,299,434	4,651,972
Waddell & Reed Advisors High Income Fund, Inc.,
Class Y
	646,902	4,741,789
Waddell & Reed Advisors International Growth
Fund, Inc., Class Y
	907,779	4,702,297
Waddell & Reed Advisors New Concepts Fund, Inc.,
Class Y*
	692,009	4,740,265
Waddell & Reed Advisors Small Cap Fund, Inc.,
Class Y*
	334,395	3,711,783
Waddell & Reed Advisors Value Fund,
Class Y
	722,743	7,075,657
Waddell & Reed Advisors Vanguard Fund, Inc.,
Class Y*
	1,319,009	9,417,726
TOTAL MUTUAL FUNDS - 99.75%		$46,943,344

(Cost: $47,200,077)

TOTAL SHORT-TERM SECURITIES - 0.34%		$ 160,000

(Cost: $160,000)

TOTAL INVESTMENT SECURITIES -100.09%		$47,103,344

(Cost: $47,360,077)

LIABILITIES, NET OF CASH AND OTHER ASSETS -(0.09%)		(40,938)

NET ASSETS - 100.00%		$47,062,406

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
GROWTH PORTFOLIO June 30, 2003 (In Thousands, Except for Per Share Amounts)
(Unaudited)
ASSETS
Investment securities - at value (cost - $47,360)
(Notes 1 and 3)	$47,103
Cash
Receivables:
Portfolio shares sold
304
Dividends and interest
1
Total assets
47,409

LIABILITIES
Payable for investment securities purchased	258
Payable to Portfolio shareholders	63
Accrued administrative and shareholder servicing fee (Note 2)	12
Accrued accounting services fee (Note 2)	2
Accrued management fee (Note 2)	-*
Accrued service fee (Note 2)	-*
Accrued distribution fee (Note 2)	-*
Other	12
Total liabilities
347
Total net assets
$47,062

NET ASSETS
$0.001 par value capital stock:
Capital stock
$ 5
Additional paid-in capital
47,220
Accumulated undistributed income (loss):
Accumulated undistributed net investment income
108
Accumulated undistributed net realized loss on investment transactions
(14)
Net unrealized depreciation in value of investments
(257)
Net assets applicable to outstanding units of capital	$47,062

Net asset value per share (net assets divided by shares outstanding):
Class A
$10.00
Class B
$ 9.95
Class C
$ 9.96
Capital shares outstanding:
Class A
3,794
Class B
612
Class C
306
Capital shares authorized	500,000

*Not shown due to rounding. See Notes to Financial Statements.

STATEMENT OF OPERATIONS
GROWTH PORTFOLIO For the Six Months Ended June 30, 2003 (In Thousands)
(Unaudited)
INVESTMENT INCOME
Income (Note 1B):
Dividends
$ 401
Interest and amortization
1
Total income	402
Expenses (Note 2):
Administrative fee
80
Service fee:

Class A
39
Class B
6
Class C
3
Administrative and shareholder servicing fee:

Class A
32
Class B
6
Class C
2
Distribution fee:

Class A
2
Class B
19
Class C
10
Registration fees
19
Accounting services fee
12
Investment management fee
9
Audit fees
6
Custodian fees
1
Legal fees
1
Other
49
Total expenses
296
Net investment income
106

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on sales of mutual funds
143
Unrealized appreciation in value of investments during the period
3,305
Net gain on investments
3,448
Net increase in net assets resulting from operations
$3,554

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
GROWTH PORTFOLIO (In Thousands)
		(Unaudited)
	For the six months ended June 30,	For the fiscal year ended December 31,
	2003	2002

INCREASE IN NET ASSETS
Operations:
Net investment income
	$ 106	$ 137
Realized net gain on investments
	143	31
Unrealized appreciation (depreciation)
	3,305	(3,906)
Net increase (decrease) in net assets resulting from operations
	3,554	(3,738)
Distributions to shareholders from (Note 1C):(1)

Net investment income:

Class A
	-	(261)
Class B
	-	(7)
Class C
	-	(7)
Realized gains on securities transactions:

Class A
	-	(156)
Class B
	-	(24)
Class C
	-	(14)
	-	(469)
Capital share transactions (Note 5)
	7,568	27,159
Total increase
	11,122	22,952
NET ASSETS
Beginning of period
	35,940	12,988
End of period
	$47,062	$35,940
Undistributed net investment income
	$ 108	$ 2

(1)See "Financial Highlights" on pages 12 - 14. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
GROWTH PORTFOLIO Class A Shares For a Share of Capital Stock Outstanding Throughout Each Period:
			(Unaudited)
	For the six months ended	For the fiscal year ended	For the period from 10-1-01(1) through
	6-30-03	12-31-02	12-31-01

Net asset value, beginning of period	$ 9.17	$10.84	$10.00
Income (loss) from investment operations:
Net investment income
	0.03	0.01	0.02
Net realized and unrealized gain (loss) on investments
	0.80	(1.54)	0.84
Total from investment operations	0.83	(1.53)	0.86
Less distributions from:
Net investment income
	(0.00)	(0.09)	(0.02)
Capital gains
	(0.00)	(0.05)	(0.00)
Total distributions	(0.00)	(0.14)	(0.02)
Net asset value, end of period	$10.00	$ 9.17	$10.84
Total return(2)	8.81%	-13.94%	8.63%
Net assets, end of period (in millions)	$38	$29	$9
Ratio of expenses to average net assets including voluntary expense waiver	1.32%(3)	1.46%	1.67%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	0.68%(3)	0.69%	1.18%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	-(4)	1.48%	1.71%(3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-(4)	0.67%	1.14%(3)
Portfolio turnover rate	13.20%	27.96%	0.12%

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
GROWTH PORTFOLIO Class B Shares For a Share of Capital Stock Outstanding Throughout Each Period:
			(Unaudited)
	For the six months ended	For the fiscal year ended	For the period from 10-1-01(1) through
	6-30-03	12-31-02	12-31-01

Net asset value, beginning of period	$9.17	$10.84	$10.00
Income (loss) from investment operations:
Net investment income (loss)
	(0.01)	(0.04)	0.01
Net realized and unrealized

gain (loss) on investments
	0.79	(1.57)	0.84
Total from investment operations	0.78	(1.61)	0.85
Less distributions from:
Net investment income
	(0.00)	(0.01)	(0.01)
Capital gains
	(0.00)	(0.05)	(0.00)
Total distributions	(0.00)	(0.06)	(0.01)
Net asset value, end of period	$9.95	$ 9.17	$10.84
Total return	8.27%	-14.61%	8.47%
Net assets, end of period (in millions)	$6	$4	$2
Ratio of expenses to average net assets including voluntary expense waiver	2.14%(2)	2.25%	2.22%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.14%(2)	-0.13%	0.23%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-(3)	2.27%	2.28%(2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	-(3)	-0.15%	0.17%(2)
Portfolio turnover rate	13.20%	27.96%	0.12%

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
GROWTH PORTFOLIO Class C Shares For a Share of Capital Stock Outstanding Throughout Each Period:
			(Unaudited)
	For the six months ended	For the fiscal year ended	For the period from 10-1-01(1) through
	6-30-03	12-31-02	12-31-01

Net asset value, beginning of period	$9.17	$10.84	$10.00
Income (loss) from investment operations:
Net investment income (loss)
	(0.00)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments
	0.79	(1.57)	0.84
Total from investment operations	0.79	(1.59)	0.85
Less distributions from:
Net investment income
	(0.00)	(0.03)	(0.01)
Capital gains
	(0.00)	(0.05)	(0.00)
Total distributions	(0.00)	(0.08)	(0.01)
Net asset value, end of period	$9.96	$ 9.17	$10.84
Total return	8.38%	-14.49%	8.47%
Net assets, end of period (in millions)	$3	$3	$2
Ratio of expenses to average net assets including voluntary expense waiver	2.00%(2)	2.11%	2.19%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	0.01%(2)	-0.03%	0.13%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-(3)	2.13%	2.25%(2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	-(3)	-0.05%	0.07%(2)
Portfolio turnover rate	13.20%	27.96%	0.12%

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO
Balanced Portfolio
GOALS
To seek capital growth and income
Strategy

This Portfolio invests in a combination of long-term, growth-oriented Waddell & Reed Advisors equity mutual funds and Waddell & Reed Advisors bond and income-producing mutual funds. It is designed for investors who seek capital appreciation, in conjunction with income, and who do not expect to incur higher education expenses for at least two to three years.

Founded

2001

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares
Per Share Data
For the Six Months Ended June 30, 2003

Net asset value on:
6-30-03	$10.06
12-31-02	9.47
Change per share	$ 0.59

Past performance is not necessarily indicative of future results.
SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO
Because of ongoing market volatility, the Portfolio's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.
Average Annual Total Return(A)	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)

1-year period ended 6-30-03	-3.12%	2.79%	-2.00%	2.00%
5-year period ended 6-30-03	-	-	-	-
10-year period ended 6-30-03	-	-	-	-
Since inception of Class(F)	-1.75%	1.64%	-1.42%	0.87%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)10-1-01 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).
Average Annual Total Return(A)
Period	Class C(B)

1-year period ended 6-30-03	2.15%
5-year period ended 6-30-03	-
10-year period ended 6-30-03	-
Since inception of Class(C)	0.95%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)

(C)10-1-01 for Class C shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO
Portfolio Highlights
As a shareholder of Balanced Portfolio, for every $100 you had invested on June 30, 2003, your Portfolio owned:
Waddell & Reed Advisors Bond Fund, Class Y	$19.72
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	$17.10
Waddell & Reed Advisors Core Investment Fund, Class Y	$14.89
Waddell & Reed Advisors Value Fund, Class Y	$12.09
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	$9.04
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y	$7.09
Waddell & Reed Advisors High Income Fund, Inc., Class Y	$5.06
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	$4.97
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	$4.94
Waddell & Reed Advisors Cash Management, Inc., Class A	$4.93
Cash and Cash Equivalents	$0.17

THE INVESTMENTS OF BALANCED PORTFOLIO
June 30, 2003
(Unaudited)

MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund,
Class Y
	1,234,615	$ 8,197,843
Waddell & Reed Advisors Cash Management, Inc.,
Class A
	2,051,823	2,051,823
Waddell & Reed Advisors Core Investment Fund,
Class Y
	1,320,089	6,191,220
Waddell & Reed Advisors Global Bond Fund, Inc.,
Class Y
	576,909	2,065,334
Waddell & Reed Advisors High Income Fund, Inc.,
Class Y
	287,261	2,105,623
Waddell & Reed Advisors International Growth
Fund, Inc., Class Y
	725,709	3,759,172
Waddell & Reed Advisors Limited-Term Bond Fund,
Class Y
	200,115	2,055,180
Waddell & Reed Advisors New Concepts Fund, Inc.,
Class Y*
	430,226	2,947,052
Waddell & Reed Advisors Value Fund,
Class Y
	513,520	5,027,357
Waddell & Reed Advisors Vanguard Fund, Inc.,
Class Y*
	995,663	7,109,036

TOTAL MUTUAL FUNDS - 99.83%		$41,509,640

(Cost: $41,775,021)

TOTAL SHORT-TERM SECURITIES - 0.23%		$ 94,000

(Cost: $94,000)

TOTAL INVESTMENT SECURITIES - 100.06%		$41,603,640

(Cost: $41,869,021)

LIABILITIES, NET OF CASH AND OTHER ASSETS -(0.06%)		(22,953)

NET ASSETS - 100.00%		$41,580,687

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
BALANCED PORTFOLIO June 30, 2003 (In Thousands, Except for Per Share Amounts)
(Unaudited)
ASSETS
Investment securities - at value (cost - $41,869)
(Notes 1 and 3)	$41,604
Cash	1
Receivable:
Portfolio shares sold
114
Dividends and interest
1
Total assets
41,720
LIABILITIES
Payable for investment securities purchased	88
Payable to Portfolio shareholders	17
Accrued administrative and shareholder servicing fee (Note 2)	6
Accrued accounting services fee (Note 2)	2
Accrued management fee (Note 2)	-*
Accrued service fee (Note 2)	-*
Accrued distribution fee (Note 2)	-*
Other	26
Total liabilities
139
Total net assets
$41,581

NET ASSETS
$0.001 par value capital stock:
Capital stock
$ 4
Additional paid-in capital
41,617
Accumulated undistributed income (loss):
Accumulated undistributed net investment income
173
Accumulated undistributed net realized gain

on investment transactions	52
Net unrealized depreciation in value of investments	(265)
Net assets applicable to outstanding units of capital
$41,581

Net asset value per share (net assets divided by shares outstanding):
Class A
$10.06
Class B
$10.02
Class C
$10.03
Capital shares outstanding:
Class A
3,051
Class B
528
Class C
557
Capital shares authorized	300,000
*Not shown due to rounding. See Notes to Financial Statements.

STATEMENT OF OPERATIONS
BALANCED PORTFOLIO For the Six Months Ended June 30, 2003 (In Thousands)
(Unaudited)
INVESTMENT INCOME
Income (Note 1B):
Dividends
$ 428
Interest and amortization
1
Total income
429
Expenses (Note 2):
Administrative fee
73
Service fee:

Class A
32
Class B
6
Class C
6
Distribution fee:

Class A
2
Class B
17
Class C
18
Administrative and shareholder servicing fee:

Class A
14
Class B
3
Class C
3
Registration fees
20
Accounting services fee
12
Investment management fee
8
Audit fees
6
Custodian fees
1
Legal fees
1
Other
36
Total expenses
258
Net investment income
171
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on sales of mutual funds	103
Unrealized appreciation in value of investments during the period	2,006
Net gain on investments
2,109
Net increase in net assets resulting from operations
$2,280
See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
BALANCED PORTFOLIO (In Thousands)
		(Unaudited)
	For the six months ended	For the fiscal year ended
	June 30,	December 31,

INCREASE IN NET ASSETS
Operations:
Net investment income
	$ 171	$ 276
Realized net gain on investments
	103	109
Unrealized appreciation (depreciation)
	2,006	(2,458)
Net increase (decrease) in net assets resulting from operations
	2,280	(2,073)
Distributions to shareholders from (Note 1C):(1)
Net investment income:

Class A
	-	(351)
Class B
	-	(27)
Class C
	-	(31)
Realized gains on securities transactions:
Class A
	-	(122)
Class B
	-	(21)
Class C
	-	(22)
	-	(574)
Capital share transactions (Note 5)	5,832	22,955
Total increase
	8,112	20,308
NET ASSETS
Beginning of period	33,469	13,161
End of period	$41,581	$33,469
Undistributed net investment income
	$ 173	$ 2
(1)See "Financial Highlights" on pages 22 - 24.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BALANCED PORTFOLIO Class A Shares For a Share of Capital Stock Outstanding Throughout Each Period:
			(Unaudited)
	For the six months ended 6-30-03	For the fiscal year ended 12-31-02	For the period from 10-1-01(1) through 12-31-01

Net asset value, beginning of period	$ 9.47	$10.57	$10.00
Income (loss) from investment operations:
Net investment income
	0.05	0.06	0.03
Net realized and unrealized gain (loss) on investments
	0.54	(0.97)	0.57
Total from investment operations	0.59	(0.91)	0.60
Less distributions from:
Net investment income
	(0.00)	(0.14)	(0.03)
Capital gains
	(0.00)	(0.05)	(0.00)
Total distributions	(0.00)	(0.19)	(0.03)
Net asset value, end of period	$10.06	$ 9.47	$10.57
Total return(2)	6.01%	-8.45%	6.00%
Net assets, end of period (in millions)	$31	$25	$9
Ratio of expenses to average net assets including voluntary expense waiver	1.21%(3)	1.35%	1.67%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	1.13%(3)	1.30%	1.70%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	-(4)	1.37%	1.72%(3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-(4)	1.28%	1.65%(3)
Portfolio turnover rate	11.95%	29.07%	0.00%

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BALANCED PORTFOLIO Class B Shares For a Share of Capital Stock Outstanding Throughout Each Period:
			(Unaudited)
	For the six months ended 6-30-03	For the fiscal year ended 12-31-02	For the period from 10-1-01(1) through 12-31-01

Net asset value, beginning of period	$ 9.47	$10.57	$10.00
Income (loss) from investment operations:
Net investment income
	0.01	0.01	0.02
Net realized and unrealized gain (loss) on investments
	0.54	(1.00)	0.56
Total from investment operations	0.55	(0.99)	0.58
Less distributions from:
Net investment income
	(0.00)	(0.06)	(0.01)
Capital gains
	(0.00)	(0.05)	(0.00)
Total distributions	(0.00)	(0.11)	(0.01)
Net asset value, end of period	$10.02	$ 9.47	$10.57
Total return	5.70%	-9.25%	5.84%
Net assets, end of period (in millions)	$5	$4	$2
Ratio of expenses to average net assets including voluntary expense waiver	1.98%(2)	2.12%	2.22%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	0.36%(2)	0.51%	0.75%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-(3)	2.14%	2.28%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-(3)	0.49%	0.69%(2)
Portfolio turnover rate	11.95%	29.07%	0.00%

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BALANCED PORTFOLIO Class C Shares For a Share of Capital Stock Outstanding Throughout Each Period:
			(Unaudited)
	For the six months ended 6-30-03	For the fiscal year ended 12-31-02	For the period from 10-1-01(1) through 12-31-01

Net asset value, beginning of period	$ 9.47	$10.57	$10.00
Income (loss) from investment operations:
Net investment income
	0.01	0.02	0.02
Net realized and unrealized gain

(loss) on investments	0.55	(1.00)	0.56
Total from investment operations	0.56	(0.98)	0.58
Less distributions from:
Net investment income
	(0.00)	(0.07)	(0.01)
Capital gains
	(0.00)	(0.05)	(0.00)
Total distributions	(0.00)	(0.12)	(0.01)
Net asset value, end of period	$10.03	$ 9.47	$10.57
Total return	5.69%	-9.11%	5.84%
Net assets, end of period (in millions)	$6	$4	$2
Ratio of expenses to average net assets including voluntary expense waiver	1.96%(2)	2.08%	2.23%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	0.38%(2)	0.54%	0.73%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-(3)	2.10%	2.29%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-(3)	0.52%	0.67%(2)
Portfolio turnover rate	11.95%	29.07%	0.00%

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO

Conservative Portfolio

GOAL

To seek capital preservation
Strategy

This Portfolio invests primarily in Waddell & Reed Advisors bond and income-producing mutual funds. It invests, to a lesser extent, in Waddell & Reed Advisors equity mutual funds. It is designed for investors who seek capital preservation, through a primary emphasis on income and a secondary emphasis on capital growth, and who expect to incur expenses related to higher education within a year or two.

Founded

2001

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares
Per Share Data
For the Six Months Ended June 30, 2003

Net asset value on:
6-30-03	$10.27
12-31-02	10.06
Change per share	$ 0.21

Past performance is not necessarily indicative of future results.
SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO
Because of ongoing market volatility, the Portfolio's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.
Average Annual Total Return(A)	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
1-year period ended 6-30-03	-2.49%	3.46%	-1.28%	2.72%
5-year period ended 6-30-03	-	-	-	-
10-year period ended 6-30-03	-	-	-	-
Since inception of Class(F)	-0.77%	2.65%	-0.37%	1.91%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)10-1-01 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).
Average Annual Total Return(A)
Period	Class C(B)

1-year period ended 6-30-03	2.69%
5-year period ended 6-30-03	-
10-year period ended 6-30-03	-
Since inception of Class(C)	1.89%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)

(C)10-1-01 for Class C shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO
Portfolio Highlights
As a shareholder of Conservative Portfolio, for every $100 you had invested on June 30, 2003, your Portfolio owned:
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	$49.75
Waddell & Reed Advisors Cash Management, Inc., Class A	$19.87
Waddell & Reed Advisors Core Investment Fund, Class Y	$14.99
Waddell & Reed Advisors Government Securities Fund, Class Y	$9.90
Waddell & Reed Advisors Value Fund, Class Y	$5.07
Cash and Cash Equivalents	$0.42

THE INVESTMENTS OF CONSERVATIVE PORTFOLIO
June 30, 2003
(Unaudited)

MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Cash Management, Inc.,
Class A
	3,067,683	$ 3,067,683
Waddell & Reed Advisors Core Investment Fund,
Class Y
	493,283	2,313,496
Waddell & Reed Advisors Government Securities
Fund, Class Y
	263,961	1,528,337
Waddell & Reed Advisors Limited-Term Bond Fund,
Class Y
	747,897	7,680,907
Waddell & Reed Advisors Value Fund,
Class Y
	79,945	782,662

TOTAL MUTUAL FUNDS - 99.58%		$15,373,085

(Cost: $15,171,123)

TOTAL SHORT-TERM SECURITIES - 0.65%		$ 101,000

(Cost: $101,000)

TOTAL INVESTMENT SECURITIES - 100.23%		$15,474,085

(Cost: $15,272,123)

LIABILITIES, NET OF CASH AND OTHER ASSETS -(0.23%)		(36,109)

NET ASSETS - 100.00%		$15,437,976

Notes to Schedule of Investments
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
CONSERVATIVE PORTFOLIO June 30, 2003 (In Thousands, Except for Per Share Amounts)
(Unaudited)
ASSETS
Investment securities - at value (cost - $15,272)
(Notes 1 and 3)	$15,474
Cash	1
Receivables:
Portfolio shares sold
58
Dividends and interest
1
Total assets
15,534
LIABILITIES
Payable for investment securities purchased	54
Payable to Portfolio shareholders	31
Accrued administrative and shareholder servicing fee (Note 2)	1
Accrued accounting services fee (Note 2)	1
Accrued service fee (Note 2)	-*
Accrued distribution fee (Note 2)	-*
Other	9
Total liabilities
96
Total net assets
$15,438

NET ASSETS
$0.001 par value capital stock:
Capital stock
$2
Additional paid-in capital
15,133
Accumulated undistributed income:
Accumulated undistributed net investment income
39
Accumulated undistributed net realized gain on investment transactions
62
Net unrealized appreciation in value of investments
202
Net assets applicable to outstanding units of capital
$15,438

Net asset value per share (net assets divided by shares outstanding):
Class A
$10.27
Class B
$10.23
Class C
$10.23
Capital shares outstanding:
Class A
993
Class B
148
Class C
364
Capital shares authorized	200,000
*Not shown due to rounding. See Notes to Financial Statements.

STATEMENT OF OPERATIONS
CONSERVATIVE PORTFOLIO For the Six Months Ended June 30, 2003 (In Thousands)
(Unaudited)
INVESTMENT INCOME
Income (Note 1B):
Dividends	$138
Interest and amortization	1
Total income
139
Expenses (Note 2):
Administrative fee	26
Distribution fee:
Class A
2
Class B
5
Class C
12
Registration fees	16
Service fee:
Class A
9
Class B
2
Class C
4
Accounting services fee	6
Audit fees	5
Administrative and shareholder servicing fee:
Class A
3
Class B
-*
Class C
1
Investment management fee	3
Custodian fees	1
Legal fees	1
Other	9
Total
105
Less expenses in excess of voluntary waiver of

investment management fee (Note 2)
(3)
Total expenses
102
Net investment income
37
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on sales of mutual funds	74
Unrealized appreciation in value of investments during the period	155
Net gain on investments
229

Net increase in net assets resulting from operations
$266
*Not shown due to rounding. See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
CONSERVATIVE PORTFOLIO (In Thousands)
		(Unaudited)
	For the six months ended June 30, 2003	For the fiscal year ended December 31, 2002

INCREASE IN NET ASSETS
Operations:
Net investment income	$37	$53
Realized net gain (loss) on investments
	74	(7)
Unrealized appreciation
	155	10
Net increase in net assets resulting from operations
	266	56
Distributions to shareholders from (Note 1C):(1)
Net investment income:

Class A
	-	(105)
Class B
	-	(9)
Class C
	-	(17)
Realized gains on securities transactions:

Class A
	-	(4)
Class B
	-	-*
Class C
	-	(2)
	-	(137)
Capital share transactions (Note 5)	3,224	6,761
Total increase	3,490	6,680
NET ASSETS
Beginning of period	11,948	5,268
End of period	$15,438	$11,948
Undistributed net investment income
	$39	$2
*Not shown due to rounding. (1)See "Financial Highlights" on pages 32 - 34. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CONSERVATIVE PORTFOLIO Class A Shares For a Share of Capital Stock Outstanding Throughout Each Period:
			(Unaudited)
	For the six months ended 6-30-03	For the fiscal year ended 12-31-02	For the period from 10-1-01(1) through 12-31-01

Net asset value, beginning of period	$10.06	$10.18	$10.00
Income (loss) from investment operations:
Net investment income (loss)
	0.04	(0.01)	0.04
Net realized and unrealized gain on investments
	0.17	0.04	0.19
Total from investment operations	0.21	0.03	0.23
Less distributions from:
Net investment income
	(0.00)	(0.14)	(0.05)
Capital gains
	(0.00)	(0.01)	(0.00)*
Total distributions	(0.00)	(0.15)	(0.05)
Net asset value, end of period	$10.27	$10.06	$10.18
Total return(2)	1.99%	0.35%	2.28%
Net assets, end of period (in millions)	$10	$8	$3
Ratio of expenses to average net assets including voluntary expense waiver	1.26%(3)	1.91%	2.14%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	0.82%(3)	0.87%	1.49%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.31%(3)	1.96%	2.19%(3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.77%(3)	0.82%	1.44%(3)
Portfolio turnover rate	12.18%	81.11%	0.56%

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CONSERVATIVE PORTFOLIO Class B Shares For a Share of Capital Stock Outstanding Throughout Each Period:
			(Unaudited)
	For the six months ended 6-30-03	For the fiscal year ended 12-31-02	For the period from 10-1-01(1) through 12-31-01

Net asset value, beginning of period	$10.06	$10.18	$10.00
Income (loss) from investment operations:
Net investment income	0.00	0.00	0.04
Net realized and unrealized gain (loss) on investments	0.17	(0.04)	0.17
Total from investment operations	0.17	(0.04)	0.17
Less distributions from:
Net investment income	(0.00)	(0.07)	(0.03)
Capital gains	(0.00)	(0.01)	(0.00)*
Total distributions	(0.00)	(0.08)	(0.03)
Net asset value, end of period	$10.23	$10.06	$10.18
Total return	1.59%	-0.37%	2.12%
Net assets, end of period (in millions)	$1	$1	$1
Ratio of expenses to average net assets including voluntary expense waiver	1.98%(2)	2.67%	2.55%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	0.09%(2)	0.16%	1.07%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	2.03%(2)	2.72%	2.60%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.04%(2)	0.11%	1.02%(2)
Portfolio turnover rate	12.18%	81.11%	0.56%
*Not shown due to rounding. (1)Commencement of operations of the class. (2)Annualized. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CONSERVATIVE PORTFOLIO Class C Shares For a Share of Capital Stock Outstanding Throughout Each Period:
			(Unaudited)
	For the six months ended 6-30-03	For the fiscal year ended 12-31-02	For the period from 10-1-01(1) through 12-31-01

Net asset value, beginning of period	$10.06	$10.18	$10.00
Income (loss) from investment operations:
Net investment income (loss)
	(0.00)	(0.07)	0.03
Net realized and unrealized gain on investments
	0.17	0.02	0.18
Total from investment operations	0.17	(0.05)	0.21
Less distributions from:
Net investment income
	(0.00)	(0.06)	(0.03)
Capital gains
	(0.00)	(0.01)	(0.00)*
Total distributions	(0.00)	(0.07)	(0.03)
Net asset value, end of period	$10.23	$10.06	$10.18
Total return	1.69%	-0.50%	2.12%
Net assets, end of period (in millions)	$4	$3	$1
Ratio of expenses to average net assets including voluntary expense waiver	2.02%(2)	2.66%	2.59%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	0.05%(2)	0.11%	1.04%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	2.07%(2)	2.71%	2.64%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.00%(2)	0.06%	0.98%(2)
Portfolio turnover rate	12.18%	81.11%	0.56%
*Not shown due to rounding. (1)Commencement of operations of the class. (2)Annualized. See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2003

NOTE 1 - Significant Accounting Policies
The Waddell & Reed InvestEd Plan ("InvestEd Plan") was established under the Arizona Family College Savings Program (the Program). Waddell & Reed InvestEd Portfolios, Inc. ("InvestEd Portfolios") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code. InvestEd Plan is offered to Arizona residents and nationally. InvestEd Portfolios issues three series of capital shares; each series represents ownership of a separate mutual fund (a "Portfolio"). The assets belonging to each Portfolio are held separately by the transfer agent for the underlying funds and the custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets.

Contributions to InvestEd Plan accounts are invested in shares of an InvestEd Portfolio. Accounts opened through the InvestEd Plan are not insured by the State of Arizona, and neither the principal invested nor the investment return is guaranteed by the State of Arizona. InvestEd Plan accounts are subject to the Federal tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified to comply with such changes.

The following is a summary of significant accounting policies consistently followed by InvestEd Portfolios in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Investments in funds within the Waddell & Reed Advisors Group of Mutual Funds are valued at their net asset value as reported by the underlying funds. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. All distributions are automatically paid in additional shares of the same class of the distributing Portfolio. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management And Payments To Affiliated Persons

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio and each underlying fund pay a management fee to Waddell & Reed Investment Management Company ("WRIMCO") for providing investment advice and supervising its investments. The management fee for each of the Portfolios is payable at the annual rate of 0.05% of the net assets of the Portfolio.

The management fee rates for each of the underlying funds are as follows:

for Waddell & Reed Advisors Bond Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2002, were 0.52%

for Waddell & Reed Advisors Cash Management, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2002, were 0.40%

for Waddell & Reed Advisors Core Investment Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2003, were 0.62%

for Waddell & Reed Advisors Global Bond Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2002, were 0.62%

for Waddell & Reed Advisors Government Securities Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2002, were 0.50%

for Waddell & Reed Advisors High Income Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year September 30, 2002, were 0.62%

for Waddell & Reed Advisors International Growth Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2003, were 0.85%

for Waddell & Reed Advisors Limited-Term Bond Fund, management fees for the fund as a percent of the fund's net assets for the fiscal period ended September 30, 2002, were 0.50%

for Waddell & Reed Advisors New Concepts Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2003, were 0.85%

for Waddell & Reed Advisors Small Cap Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2003, were 0.85%

for Waddell & Reed Advisors Value Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2003, were 0.70%
for Waddell & Reed Advisors Vanguard Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2003, were 0.68%

WRIMCO has voluntarily agreed to waive its investment management fee on any day that a Portfolio's or a fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver. During the period ended June 30, 2003, WRIMCO reimbursed Conservative Portfolio $3,352 in management fees.

Each Portfolio has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the InvestEd Portfolios, including maintenance of each Portfolio's records, pricing of each Portfolio's shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (all dollars in millions)			Annual Fee Rate for Each Level
From	$ 0 to	$ 10	$ 0
From	$ 10 to	$ 25	$ 11,000
From	$ 25 to	$ 50	$ 22,000
From	$ 50 to	$ 100	$ 33,000
From	$ 100 to	$ 200	$ 44,000
From	$ 200 to	$ 350	$ 55,000
From	$ 350 to	$ 550	$ 66,000
From	$ 550 to	$ 750	$ 77,000
From	$ 750 to	$1000	$ 93,500
From	$ 1000	and Over	$110,000

In addition, for each class of shares in excess of one, each Portfolio pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.
Each underlying fund also pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the table above. Plus, for each class of shares in excess of one, each underlying fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Under the Administrative and Shareholder Servicing Agreement, with respect to Class A, Class B and Class C shares, each Portfolio pays WRSCO a fee at the rate of 0.40% of net assets annually. The fee may be paid daily on a pro rata basis. Each Portfolio also reimburses W&R and WRSCO for certain out-of-pocket costs.
Under the Shareholder Servicing Agreement for each of the underlying funds other than Waddell & Reed Advisors Cash Management, Inc., each fund pays WRSCO a monthly fee equal to of 0.15 of 1% of the average daily net assets of Class Y for the preceding month. Waddell & Reed Advisors Cash Management, Inc., one of the underlying funds, pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month.

As principal underwriter for each Portfolio's shares, W&R receives gross sales commissions (which are not an expense of the InvestEd Portfolios) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. During the period ended June 30, 2003, W&R received the following amounts in gross sales commissions and deferred sales charges.
		CDSC
	Gross Sales Commissions	Class B	Class C

Growth Portfolio	$351,916	$1,711	$ 67
Balanced Portfolio	210,849	1,854	207
Conservative Portfolio	42,155	-	248

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the InvestEd Plan's shares, except for registration fees and related expenses. During the period ended June 30, 2003, W&R paid the following amounts: Growth Portfolio - $239,286; Balanced Portfolio - $144,423; and Conservative Portfolio - $33,027.

Under a Distribution and Service Plan for Class A shares adopted by the InvestEd Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Portfolio may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of each Portfolio's Class A average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Portfolio shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the InvestEd Portfolios for Class B and Class C shares, respectively, each Portfolio may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan.

The InvestEd Portfolios paid Directors' fees of $2,572, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the period ended June 30, 2003 are summarized as follows:
	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Purchases of mutual funds	$2,248,000	$10,397,669	$4,831,939
Purchases of short-term securities	12,937,401	1,360,000	2,349,000
Proceeds from sales of mutual funds	2,328,000	4,393,175	1,640,295
Proceeds from maturities and sales of short-term securities	5,324,697	1,528,000	2,315,000

For Federal income tax purposes, cost of investments owned at June 30, 2003 and the related appreciation (depreciation) were as follows:
	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Growth Portfolio	$47,516,707	$654,383	$1,067,746	$(413,363)
Balanced Portfolio	41,919,646	604,024	920,030	(316,006)
Conservative Portfolio	15,283,602	249,879	59,396	190,483

NOTE 4 - Federal Income Tax Matters
For Federal income tax purposes, the Portfolios' distributed and undistributed earnings and profit for the fiscal year ended December 31, 2002 and the related capital loss carryover and post-October activity were as follows:
	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Net ordinary income	$390,320	$499,262	$122,082
Distributed ordinary income	463,599	567,587	136,419
Undistributed ordinary income	1,348	1,807	1,884
Realized long-term capital gains	-	-	-
Distributed long-term capital gains	6,120	5,819	1,338
Undistributed long-term capital gains	-	-	-
Capital loss carryover	-	-	-
Post-October losses deferred	-	-	-

Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

NOTE 5 - Multiclass Operations

Each Portfolio currently offers three classes of shares, Class A, Class B and Class C, each of which have equal rights as to assets and voting privileges. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the period ended June 30,2003 are summarized below. Amounts are in thousands.
	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Shares issued from sale of shares:
Class A
	848	653	263
Class B
	162	101	15
Class C
	47	113	90
Shares issued from reinvestment of dividends and/or capital gains distributions:
Class A
	-	-	-
Class B
	-	-	-
Class C
	-	-	-
Shares redeemed:
Class A
	(204)	(224)	(44)
Class B
	(34)	(10)	-*
Class C
	(17)	(25)	(6)
Increase in outstanding capital shares	802	608	318
Value issued from sale of shares:
Class A
	$8,008	$6,269	$2,666
Class B
	1,508	968	156
Class C
	445	1,086	915
Value issued from reinvestment of dividends and/or capital gains distributions:
Class A
	-	-	-
Class B
	-	-	-
Class C
	-	-	-
Value redeemed:
Class A
	(1,913)	(2,152)	(446)
Class B
	(316)	(102)	(3)
Class C
	(164)	(237)	(64)
Increase in outstanding capital	$7,568	$5,832	$3,224
*Not shown due to rounding.

Transactions in capital stock for the period ended December 31, 2002 are summarized below. Amounts are in thousands.
	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Shares issued from sale of shares:
Class A
	2,438	1,890	515
Class B
	319	261	31
Class C
	152	301	181
Shares issued from reinvestment of dividends and/or capital gains distributions:
Class A
	46	50	11
Class B
	3	5	1
Class C
	2	6	2
Shares redeemed:
Class A
	(195)	(183)	(52)
Class B
	(25)	(12)	(2)
Class C
	(28)	(35)	(18)
Increase in outstanding capital shares	2,712	2,283	669
Value issued from sale of shares:
Class A
	$24,396	$19,008	$5,209
Class B
	3,158	2,617	317
Class C
	1,524	3,004	1,821
Value issued from reinvestment of dividends and/or capital gains distributions:
Class A
	417	473	109
Class B
	31	48	9
Class C
	21	53	19
Value redeemed:
Class A
	(1,880)	(1,788)	(524)
Class B
	(241)	(122)	(21)
Class C
	(267)	(338)	(178)
Increase in outstanding capital	$27,159	$22,955	$6,761

DIRECTORS
 Keith A. Tucker
Chairman of the Board
 James M. Concannon
 John A. Dillingham
 David P. Gardner
 Linda K. Graves
 Joseph Harroz, Jr.
 John F. Hayes
 Robert L. Hechler
 Henry J. Herrmann
 Glendon E. Johnson
 Frank J. Ross, Jr.
 Eleanor B. Schwartz
 Frederick Vogel III
OFFICERS
 Michael L. Avery
Vice President
 Henry J. Herrmann
President
 Theodore W. Howard
Vice President and Treasurer
 Kristen A. Richards
Vice President and Secretary
 Daniel C. Schulte
Vice President
 Michael D. Strohm
Vice President
 Daniel J. Vrabac
Vice President
This page for your notes and calculations.
Waddell & Reed InvestEd Portfolios, Inc.
Waddell & Reed InvestEd Growth Portfolio
 Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Conservative Portfolio

FOR MORE INFORMATION: Contact your financial advisor, or your local office as listed on your Account Statement, or contact:
WADDELL & REED CLIENT SERVICES 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, KS 66201-9217 (888) WADDELL (888) 923-3355
Our INTERNET address is:
http://www.waddell.com

For more complete information regarding any of the portfolios in Waddell & Reed InvestEd Portfolios, Inc., including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

NUR1909SA (6-03)

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed InvestEd Portfolios, Inc.

(Registrant)

By /s/Kristen A. Richards

------------------------------

Kristen A. Richards, Vice President and Secretary

Date September 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann

------------------------------

Henry J. Herrmann, President and Principal Executive Officer

Date September 9, 2003

By /s/Theodore W. Howard

------------------------------

Theodore W. Howard, Treasurer and Principal Financial Officer

Date September 9, 2003